Finance income (costs), net (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Finance income
Other interest income		€ 202
Finance income (costs), net	€ (998)	15,091	€ (11,119)
Shareholder Loans
Finance costs
Interest expense		5,990	7,492
Foreign exchange losses, net			(2,209)
Finance income
Interest income			56
Net gain on Shareholder Loans		7,601
Foreign exchange gains from Shareholder Loans		14,613
Revolving credit facilities
Finance costs
Interest expense	386	723	951
Lease liabilities.
Finance costs
Interest expense	€ 612	€ 612	€ 523